Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 1,437	$ 1,369
Accrued loan interest	8,910	8,800
Accrued legal and professional fees	1,864	878
Total accrued expenses	$ 12,211	$ 11,047